Concentration of risk (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021	Dec. 31, 2023 CNY (¥)
Concentration Risk [Line Items]
Insurance coverage	$ 72,000			¥ 500,000
Cash deposits	$ 17,795,126	¥ 151,119,985		¥ 126,037,538
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage		12.90%	18.70%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	25.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.20%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	19.80%	26.40%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Second Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.00%	15.80%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Third Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.80%
Purchases [Member] | Vendor Concentration Risk [Member] | Two Vendors [Member]
Concentration Risk [Line Items]
Concentration risk percentage			35.10%
Purchases [Member] | Vendor Concentration Risk [Member] | One Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage		13.80%
Purchases [Member] | Vendor Concentration Risk [Member] | First Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	37.60%
Purchases [Member] | Vendor Concentration Risk [Member] | Second Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.00%
Purchases [Member] | Vendor Concentration Risk [Member] | Third Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.00%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | First Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	36.10%	63.60%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | Second Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	26.10%	10.00%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | Third Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	22.20%